Employee Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Employee Benefit Plans
Employee Benefit Plans

13.Employee Benefit Plans

Under Korean law, the Company is required to make severance payments to Korean employees leaving its employment. The Company’s severance pay liability to its Korean employees, which is a function of the salary of each employee’s years of employment and severance factor, is reflected in the accompanying condensed consolidated balance sheets as the net defined benefit liabilities on an accrual basis.

The net liability for severance payments as of (in thousands):

	March 31, 2024	December 31, 2023
Liability for severance payments, beginning	$7,764	$7,997
Deposit	(276)	(308)
Liability for severance payments, ending	$7,488	$7,689

11.Employee Benefit Plans

The Company sponsors a 401(k) defined contribution plan covering all U.S. employees. Contributions made by the Company are determined annually by the Board of Directors. Employer contributions under this plan amounted to $64,000 and $71,000 for the years ended December 31, 2023 and 2022, respectively.

Under Korean law, the Company is required to make severance payments to Korean employees leaving its employment. The Company’s severance pay liability to its Korean employees, which is a function of the salary of each employee’s years of employment and severance factor, is reflected in the accompanying consolidated balance sheets as net defined benefit liabilities on an accrual basis. As of December 31, 2023 and 2022, the net liability for severance payments consisted of:

(in thousands)	2023	2022
Liability for severance payments	$7,997	$7,248
Deposit	(308)	(343)
	$7,689	$6,905